NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) (Annual Report) (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
Accounts Receivable Balances
	2012	2011
Accounts Receivable	1,074,528	$3,163,267
Less Contractual Allowances and Allowances for Doubtful Accounts	(937,057)	(1,976,713)
	137,471	$1,186,554

Earnings Per Share, Basic and Diluted
	Years Ended December 31,
	2012			2011

	Net Income	Shares	Per Share Amount	Net Loss	Shares	Per Share Amount

Basic Earnings per Share:	$2,658,917			$(577,685)

Net income (loss)
Amount allocated to participating securities	(210,000)			—
Net income available for basic common shares and basic earnings per share	$2,448,917	46,597,338	$0.05	$(577,685)	43,612,365	$(0.01)

Diluted Earnings per Share:
Net income (loss)	$2,658,617			$(577,685)
Amount allocated to participating securities	(210,000)
Adjustment for dilutive potential common shares		2,500,000		—	—
Net income available for diluted common shares and diluted earnings per share	$2,448,917	49,097,338	$0.05	$(577,685)	43,612,365	$(0.01)